United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2008

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, FairfMay 8/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:  298477(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000 PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
SIMON PPTY GROUP                           C   82880610  21679   233331  SH           SOLE                                233331
PUBLIC STORAGE INC                         C   74460D10  21377   241220  SH           SOLE                                241220
PROLOGIS TR                                C   74341010  21197   360133  SH           SOLE                                360133
BOSTON PPTYS INC                           C   10112110  17102   185752  SH           SOLE                                185752
AVALONBAY CMNTYS                           C    5348410  16945   175555  SH           SOLE                                175555
VORNADO RLTY TR                            C   92904210  16230   188265  SH           SOLE                                188265
TAUBMAN CTRS INC                           C   87666410  13075   250965  SH           SOLE                                250965
HOST MARRIOTT                              C   44107P10  12554   788575  SH           SOLE                                788575
REGENCY CTRS                               C   75884910  11928   184183  SH           SOLE                                184183
SL GREEN RLTY                              C   78440X10  11751   144240  SH           SOLE                                144240
FEDERAL RLTY                               C   31374720  10973   140765  SH           SOLE                                140765
AMB PPTY CORP                              C   00163T10  10629   195310  SH           SOLE                                195310
EQUITY LIFESTYLE                           C   29472R10  10579   214286  SH           SOLE                                214286
HEALTH CARE PPTY                           C   42191510  8721    257940  SH           SOLE                                257940
GENERAL GROWTH                             C   37002110  8401    220090  SH           SOLE                                220090
DEVELOPERS DIVERS                          C   25159110  8252    197050  SH           SOLE                                197050
MACERICH CO                                C   55438210  8022    114155  SH           SOLE                                114155
VENTAS INC                                 C   92276F10  7666    170700  SH           SOLE                                170700
CAMDEN PPTY TR                             C   13313110  6790    135255  SH           SOLE                                135255
BRE PPTYS INC                              C   5.56E-01  6521    143120  SH           SOLE                                143120
BROOKFIELD PPTYS                           C   11290010  6371    329955  SH           SOLE                                329955
EQUITY RESIDENTIAL                         C   29476L10  6299    151825  SH           SOLE                                151825
STARWOOD HOTELS                            C   85590A401 5916    114315  SH           SOLE                                114315
POST PPTYS INC                             C   73746410  4775    123650  SH           SOLE                                123650
LASALLE HOTEL                              C   51794210  4429    154160  SH           SOLE                                154160
PS BUSINESS PKS                            C   69360J10  4020    77450   SH           SOLE                                 77450
KILROY RLTY CORP                           C   49427F10  3965    80740   SH           SOLE                                 80740
ESSEX PPTY TR                              C   29717810  3805    33385   SH           SOLE                                 33385
MARRIOTT INTL INC                          C   57190320  3519    102430  SH           SOLE                                102430
CORPORATE OFFICE                           C   22002T10  2655    79000   SH           SOLE                                 79000
FOREST CITY ENTER                          C   34555010  2291    62260   SH           SOLE                                 62260
UNITED DOMINION                            C   91019710   40      1650   SH           SOLE                                  1650

</SEC-DOCUMENT>